LONG-TERM INVESTMENTS (Details Narrative) - Silver Wolf Exploration Ltd. [Member]	Mar. 26, 2021 $ / shares shares
Common Share [Member]
Statement [Line Items]
Exercise price per share | $ / shares	$ 0.20
Common stock shares purchased | shares	131,718
Warrants [Member]
Statement [Line Items]
Exercise price per share | $ / shares	$ 0.20
Common stock shares purchased | shares	300,000